    SUPPLEMENT DATED DECEMBER 21, 1998 TO PROSPECTUS DATED MAY 1, 1998 FOR PACIFIC ONE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                ("PROSPECTUS")
                   ISSUED BY PACIFIC LIFE INSURANCE COMPANY

  The Prospectus is revised as follows:

  Effective January 1, 1999, four new Variable Investment Options that invest in corresponding Portfolios of Pacific Select Fund are available to you.

  The second paragraph on the first page is revised to read:

  Eighteen Investment Options are currently available. Each of the seventeen Variable Investment Options now in effect is a subaccount of the Separate Account, and provides variable returns by investing in shares of a corresponding Portfolio of Pacific Select Fund:

  The following new Portfolios of the Pacific Select Fund are added to the list of Portfolios on the first page:

           Mid-Cap Value Portfolio                   Small-Cap Index Portfolio
           Large-Cap Value Portfolio                 REIT Portfolio

SUMMARY

  The second sentence under "What Are My Investment Options?" is revised to read:

Seventeen of the eighteen Investment Options are Variable Investment Options available through Separate Account A.

  The fourth sentence under "What Are My Investment Options?" is revised to read:

We are the investment adviser to the Fund, and we and the Fund have retained other portfolio managers for fifteen of the Portfolios.

  The table under "Fund Annual Expenses After Expense Limitation" is revised by adding the following:

                                                      ADVISORY  OTHER    TOTAL
                                                        FEE    EXPENSES EXPENSES
                                                      -------- -------- --------
   Mid-Cap Value Portfolio...........................    .85%    .06%      .91%
   Large-Cap Value Portfolio.........................    .85%    .06%      .91%
   Small-Cap Index Portfolio.........................    .50%    .06%      .56%
   REIT Portfolio....................................   1.10%    .06%     1.16%

  The footnote under "Fund Annual Expenses After Expense Limitation" is revised as follows:

  The first sentence of the footnote is revised to read:

The expenses listed for the other thirteen Fund Portfolios reflect current expenses for the year ending December 31, 1997, except that the Advisory Fee for the International Portfolio has been adjusted to reflect the Advisory Fee without any waiver.

  The following sentence is added at the beginning of the footnote:

The Mid-Cap Value, Large-Cap Value, Small-Cap Index, and REIT Portfolios had not yet begun operations and their "other expenses" have been estimated.

  The "Example" table under "Fund Annual Expenses After Expense Limitation" is revised by adding the following:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Mid-Cap Value................................  $24     $74    $126     $269
   Large-Cap Value..............................  $24     $74    $126     $269
   Small-Cap Value..............................  $20     $63    $108     $233
   REIT.........................................  $26     $81    $138     $293

FINANCIAL HIGHLIGHTS

  The first sentence under "FINANCIAL HIGHLIGHTS" is revised to read:

The following tables present financial highlights with respect to each Variable Account of the Separate Account, other than the Mid-Cap Value, Large-Cap Value, Small-Cap Index, and REIT Variable Accounts which had not yet begun operations.

YOUR INVESTMENT OPTIONS

  The first sentence under "Your Variable Investment Options" is revised to read:

Separate Account A, a separate account of ours, currently offers you seventeen "Variable Investment Options" (also called "Subaccounts").

  The bulleted list under "Your Variable Investment Options" is revised by adding the following:

  .  Mid-Cap Value Subaccount
  .  Large-Cap Value Subaccount
  .  Small-Cap Index Subaccount
  .  REIT Subaccount

  The chart under "What Are Each of These Options?" is revised by adding:

                                                                PRIMARY INVESTMENTS
     PORTFOLIO                   OBJECTIVE                 (UNDER NORMAL CIRCUMSTANCES)       PORTFOLIO MANAGER
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value    Capital appreciation                  Equity securities of medium-      Lazard Asset Management
                                                         capitalization domestic companies
                                                         believed to be undervalued
------------------------------------------------------------------------------------------------------------------
  Large-Cap Value  Long-term growth of capital           Equity securities of large        Salomon Brothers Asset
                                                         capitalization companies          Management Inc.
------------------------------------------------------------------------------------------------------------------
  Small-Cap Index  Provide investment results that       Stocks included in the            Bankers Trust Company
                   correspond to the total return of the Russell 2000 Index
                   Russell 2000 Small Stock Index
------------------------------------------------------------------------------------------------------------------
  REIT             Current income and long-term growth   Real Estate Investment Trusts and Morgan Stanley Asset
                   of capital                            equity securities of companies    Management Inc.
                                                         principally engaged in the U.S.
                                                         real estate industry


  The last sentence under "The Investment Adviser" is revised to read:

We and the Fund have retained other portfolio managers, supervised by us, for fifteen of the Portfolios.

HOW YOUR PAYMENTS ARE ALLOCATED

  The first sentence under "Choosing Your Investment Options" is revised to read:

You may allocate your Purchase Payments among the seventeen Subaccounts and the Fixed Option.

Form No. PO122198